CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Less debt discounts	$ 0	$ (1,154,327)
Convertible notes payable, net	10,500	2,070,898
Less current portion of convertible notes	(10,500)	(2,070,898)
Convertible Notes Payable One [Member]
Total convertible notes payable	0	581,723
Convertible Notes Payable Two [Member]
Total convertible notes payable	0	1,842,003
Convertible Notes Payable Four [Member]
Total convertible notes payable	10,500	10,500
Convertible Notes Payable Three [Member]
Total convertible notes payable	$ 0	$ 0